Organization and Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Organization And Summary Of Significant Accounting Policies Details Narrative Abstract
State of incorporation	Malaysia
Cash insured amount	$ 62,010
Exploration expenses
Impairment of long-lived assets	$ 19,549	$ 0